Investments (Fixed Maturity and Equity Securities Available-For-Sale - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized OTTI Loss	$ (1)	$ 23	$ 38
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	59,899	62,121
CMBS
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized OTTI Loss	1	1
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	3,696	3,281
Non-Income Producing Debt Securities [Member]
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	5	11
Gross Unrealized Gain (Loss)		$ 1
Maximum | Non-Income Producing Debt Securities [Member]
Summary of Certain Fixed Maturity Securities
Gross Unrealized Gain (Loss)	$ 1